Inventories	12 Months Ended
Mar. 31, 2014
Inventories
Inventories

4                                        Inventories

Inventories consist of the following:

	March 31,
	2013	2014	2014
	RMB	RMB	US$

Current portion:
- consumables and supplies	10,265	31,583	5,080

Non-current portion:
- processing costs capitalized in donated umbilical cord blood	39,730	48,385	7,783
Total current and non-current inventories	49,995	79,968	12,863

Collection, testing and processing costs attributable to the processing of donated umbilical cord blood are capitalized as inventories. Management assesses the recoverability of such inventories with reference to future projections of matching fees, number of donated cord blood units of the Group, demand for cord blood units for transplantation and research purposes, and the probability of finding a match in light of the number of units held. Based on such assessments, the management considers that the cord blood processing costs capitalized are recoverable and no provision for inventories was made as of March 31, 2012, 2013 and 2014.

The Group recognizes the revenue for one matched donated umbilical cord blood unit upon shipment of the unit and recognizes the direct costs equal to the carrying amount of the total inventory (donated umbilical cord blood units) divided by the estimated future number of successful matches which would become realized through sales during the estimated weighted average remaining useful life of the donated umbilical cord blood unit. As of March 31, 2014, the weighted average remaining useful life of the donated umbilical cord blood units was estimated to be approximately 19 years. Based on the historical increase in the number of donated umbilical cord blood matching inquiries and the number of successful matches of donated umbilical cord blood units, the Group estimated the number of successful matches of donated umbilical cord blood units will increase by 7% per annum. There were no material changes to the estimates and assumptions underlying the methodology for the three years ended March 31, 2012, 2013 and 2014.